Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in '000)	1,145,050	1,181,850	1,104,155
Assumed conversion of convertible instruments (in '000)	0	169,737	21,874
Assumed exercise of share options and vesting of PSUs (in '000)	2,318	8,165
Weighted average number of ordinary share for diluted earnings per share	1,147,368	1,359,752	1,126,029
Earnings
Profit attributable to owners of the Company	¥ 8,699,369,000	¥ 16,804,380,000	¥ 12,354,114,000
Interest expense on convertible instruments, net of tax	0	1,388,080	147,293
Net profit used to determine diluted earnings per share	¥ 8,699,369	¥ 18,192,460	¥ 12,501,407
Ordinary shares [member]
Weighted average number of ordinary shares
Diluted earnings (in RMB)	¥ 7.58	¥ 13.38	¥ 11.1
American depositary shares [member]
Weighted average number of ordinary shares
Diluted earnings (in RMB)	¥ 3.79	¥ 6.69	¥ 5.55